Business segment information (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Business segment financial information
	Year ended March 31,
Product Line	2014	2015	2016
Scales	95%	89%	93%
Pet Electronics Products	4%	10%	6%
Others	1%	1%	1%
Total	100%	100%	100%

Total property plant and equipment
	Net sales	Operating income	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2014

Scales & Others	29,837	281	23,279	1,035	2,762
Pet Electronics Products	1,468	14	1,145	51	136

Total operating segments	31,305	295	24,424	1,086	2,898
Corporate	-	-	7,716	289	-

Group	31,305	295	32,140	1,375	2,898

2015

Scales & Others	25,911	414	16,172	968	1,472
Pet Electronics Products	3,033	48	1,893	114	173

Total operating segments	28,944	462	18,065	1,082	1,645
Corporate	-	-	7,712	294	-

Group	28,944	462	25,777	1,376	1,645

2016

Scales & Others	22,378	3,094	14,896	981	880
Pet Electronics Products	1,514	208	1,002	66	59

Total operating segments	23,892	3,302	15,898	1,047	939
Corporate	-	-	7,123	288	-

Group	23,892	3,302	23,021	1,335	939

Geographic net export sales

Total property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2015	2016
	$ in thousands	$ in thousands
Hong Kong	1,194	1,159
The PRC	11,290	10,558

Total property, plant and equipment	12,484	11,717

(c)	The following is a summary of net export sales by geographical areas, which are defined by the final shipment destination, constituting 10% or more of total sales of the Company for the years ended March 31, 2014, 2015 and 2016:

	Year ended March 31,
	2014		2015		2016
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	25,203	81	21,271	73	14,062	59
Germany	4,688	15	6,210	22	4,568	19

	29,891	96	27,481	95	18,630	78

Customer geographic net export sales
		Year ended March 31,
		2014		2015		2016

Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	Scales & Pet Electronics Products	14,080	45	6,879	24	1,738	7
Fitbit, Inc.	Scales	10,396	33	10,593	37	14,145	59
Kern + Sohn GMBH	Scales	2,762	9	5,424	19	3,874	16

		27,238	87	22,896	80	19,757	82